File Nos. 333-86182
811-21075

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [_]

Post-Effective Amendment No. 6 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 6 [X]

(Check appropriate box or boxes.)

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X on September 1, 2008 pursuant to paragraph (b)
----

     60 days after filing pursuant to paragraph (a)(1)
----

     on (date) pursuant to paragraph (a)(1)
----

     75 days after filing pursuant to paragraph (a)(2)
----

     on (date) pursuant to paragraph (a)(2) of Rule 485
----

     immediately upon filing pursuant to paragraph (b)
----

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a previously filed post-effective
___ amendment.

Dreyfus Institutional Cash Advantage Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS September 1, 2008

Administrative Advantage Shares

Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Cash Advantage Plus Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON ASSET MANAGEMENT

Dreyfus

Contents

The Funds

Introduction	1
Dreyfus Institutional Cash Advantage Fund
Goal/Approach	2
Main Risks	2
Past Performance	3
Expenses	4
Dreyfus Institutional Cash Advantage Plus Fund
Goal/Approach	5
Main Risks	5
Past Performance	6
Expenses	7
Management	8
Financial Highlights	9

Account Information

Account Policies	10
Distributions and Taxes	13
Services for Fund Investors	13
Instructions for Account Transactions	14

For More Information

See back cover.

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

The Funds

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been pre pared for the convenience of investors so that investors can consider two investment choices one document.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

Dreyfus Institutional Cash Advantage Fund

Ticker Symbol: DDTXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their sub- sidiaries or branches repurchase agreements, including tri-party repur- chase agreements domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest asset-backed securities

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement
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Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Administrative Advantage shares of the fund. The bar chart shows the performance of the fund’s Administrative Advantage shares from year to year. The table shows the average annual total returns of the fund’s Administrative Advantage shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

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The year-to-date total return for Administrative Advantage shares of the fund as of 6/30/08 was 1.68%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

5.23%	3.10%	2.93%

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Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

Dreyfus Institutional Cash Advantage Fund 3

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND (continued)

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Administrative Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.07%
Other expenses			0.05%

Total			0.22%

Expense example
1 Year	3 Years	5 Years	10 Years

$23	$71	$124	$280

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.20% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative Advantage shares, servicing shareholder accounts and advertising and marketing related to Administrative Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Administrative Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative Advantage shares, over time it will increase the cost of an investment in Administrative Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Administrative Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

4

Dreyfus Institutional

Cash Advantage Plus Fund

Ticker Symbol: DAAXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


Dreyfus Institutional Cash Advantage Plus Fund 5

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Administrative Advantage shares of the fund. The bar chart shows the performance of the fund’s Administrative Advantage shares from year to year. The table shows the average annual total returns of the fund’s Administrative Advantage shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q4 ’06	+1.31%
Worst Quarter:	Q2 ‘04	+0.21%

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The year-to-date total return for Administrative Advantage shares of the fund as of 6/30/08 was 1.63%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

5.21%	3.09%	2.93%


Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

6

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Administrative Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.07%
Other expenses			0.05%

Total			0.22%

Expense example
1 Year	3 Years	5 Years	10 Years

$23	$71	$124	$280

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.20% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative Advantage shares, servicing shareholder accounts and advertising and marketing related to Administrative Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Administrative Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative Advantage shares, over time it will increase the cost of an investment in Administrative Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Administrative Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

Dreyfus Institutional Cash Advantage Plus Fund 7

MANAGEMENT Investment adviser

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The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $308 billion in approximately 177 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.08% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s semiannual report for the fiscal period ended October 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the funds to those intermediaries. Because those pay-

ments are not made by you or the funds, the funds’ total expense ratios will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Administrative Advantage shares for the fiscal periods indicated.“Total Return” shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-

tributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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			Year Ended April 30,
Dreyfus Institutional Cash Advantage Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.046	.051	.037	.017	.009
Distributions:	Dividends from investment income — net	(.046)	(.051)	(.037)	(.017)	(.009)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.73	5.24	3.79	1.73	.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.22	.22	.22	.22	.22
Ratio of net expenses to average net assets		.20	.20	.20	.18	.12
Ratio of net investment income to average net assets		4.63	5.13	3.74	2.12	.92
Net assets, end of period ($ x 1,000)		778,735	935,179	568,823	459,234	26

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			Year Ended April 30,
Dreyfus Institutional Cash Advantage Plus Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.046	.051	.037	.017	.009
Distributions:	Dividends from investment income — net	(.046)	(.051)	(.037)	(.017)	(.009)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.67	5.24	3.79	1.73	.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.22	.22	.22	.22	.22
Ratio of net expenses to average net assets		.20	.20	.20	.18	.12
Ratio of net investment income to average net assets		4.71	5.06	3.78	1.88	.91
Net assets, end of period ($ x 1,000)		3,566	5,602	20,009	1,524	26

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The Funds 9

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Account Information

ACCOUNT POLICIES

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Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses.

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Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the NewYork Stock Exchange or the transfer agent (as on Good Friday) is open for regular business.An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

10

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments
Initial	Additional
Administrative Advantage $250,000,000* shares	none

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*	The minimum initial investment in Administrative Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund and any Dreyfus Cash Management Fund listed below (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds and the Dreyfus Cash Management Funds identified below.

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The Dreyfus Cash Management Funds include:

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  Dreyfus California AMT-Free Municipal Cash Management
  Dreyfus Cash Management
  Dreyfus Cash Management Plus, Inc.
  Dreyfus Government Cash Management
  Dreyfus Government Prime Cash Management
  Dreyfus Municipal Cash Management Plus
  Dreyfus New York Municipal Cash Management
  Dreyfus Tax Exempt Cash Management
  Dreyfus Treasury & Agency Cash Management
  Dreyfus Treasury Prime Cash Management
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Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 11

ACCOUNT POLICIES (continued)

General policies

Unless an investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone or online order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

12

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the shareholder holds fund shares through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to investors as qualified dividends and capital gains, respectively.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in a fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

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An investor may purchase, in exchange for Administrative Advantage shares of a fund, Administrative Advantage shares of the other fund or Administrative shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus.These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

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Dreyfus Auto-Exchange privilege

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Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative Advantage shares of a fund, in Administrative Advantage shares of the other fund or Administrative shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

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Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 13

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INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York Mellon,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York Mellon, with these instructions:	• ABA# 021000018
• ABA# 021000018	DDA# 8900480025
DDA# 8900480025	• fund name:
• fund name:	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Fund
Cash Advantage Fund	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Plus Fund
Cash Advantage Plus Fund	• the share class
• the share class	• account number
• account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

14

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select
number for your records.	• account number	from multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 15

NOTES

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Series of Dreyfus Institutional Cash Advantage Funds

SEC file number: 811-21075

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

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On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com
You can also obtain copies, after paying a duplicating fee,
by visiting the SEC’s Public Reference Room in Washington, DC
(for information, call 1-202-551-8090) or by E-mail request to
publicinfo@sec.gov, or by writing to the SEC’s Public Reference
Section, Washington, DC 20549-0102.

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More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

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ICA-P0908ADM

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Dreyfus Institutional Cash Advantage Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS September 1, 2008

Institutional Advantage Shares

Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Cash Advantage Plus Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON ASSET MANAGEMENT

Dreyfus

Contents

The Funds

Introduction	1
Dreyfus Institutional Cash Advantage Fund
Goal/Approach	2
Main Risks	2
Past Performance	3
Expenses	4
Dreyfus Institutional Cash Advantage Plus Fund
Goal/Approach	5
Main Risks	5
Past Performance	6
Expenses	7
Management	8
Financial Highlights	9

Account Information

Account Policies	10
Distributions and Taxes	13
Services for Fund Investors	13
Instructions for Account Transactions	14

For More Information

See back cover.

The Funds

DREYFUS INSTITUTIONAL
CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Institutional Cash Advantage Fund
Ticker Symbol: DADXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their sub- sidiaries or branches repurchase agreements, including tri-party repur- chase agreements domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest asset-backed securities

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Institutional Advantage shares of the fund. The bar chart shows the performance of the fund’s Institutional Advantage shares from year to year. The table shows the average annual total returns of the fund’s Institutional Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

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Best Quarter:	Q3 ’07	+1.33%
Worst Quarter:	Q2 ’04	+0.23%

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The year-to-date total return for Institutional Advantage shares of the fund as of 6/30/08 was 1.71%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

5.30%	3.17%	3.01%

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Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

Dreyfus Institutional Cash Advantage Fund 3

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND (continued)

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Institutional Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Other expenses			0.05%

Total			0.15%

Expense example
1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.13% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, and certain other expenses described above.

4

Dreyfus Institutional

Cash Advantage Plus Fund

Ticker Symbol: DAVXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


Dreyfus Institutional Cash Advantage Plus Fund 5

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Institutional Advantage shares of the fund. The bar chart shows the performance of the fund’s Institutional Advantage shares from year to year. The table shows the average annual total returns of the fund’s Institutional Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q4 ’06	+1.33%
Worst Quarter:	Q2 ’04	+0.23%

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The year-to-date total return for Institutional Advantage shares of the fund as of 6/30/08 was 1.67%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

5.28%	3.16%	3.00%


Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

6

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Institutional Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Other expenses			0.05%

Total			0.15%

Expense example
1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.13% . This undertaking was voluntary.


From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, and certain other expenses described above.

Dreyfus Institutional Cash Advantage Plus Fund 7

MANAGEMENT Investment adviser

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The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $308 billion in approximately 177 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.08% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the fiscal period ended October 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the funds, the funds’ total expense ratios will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Institutional Advantage shares for the fiscal periods indicated.“Total Return” shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-

tributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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				Year Ended April 30,
Dreyfus Institutional Cash Advantage Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.052	.038	.018	.010
Distributions:	Dividends from investment income — net	(.047)	(.052)	(.038)	(.018)	(.010)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.81	5.31	3.87	1.80	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.15	.15	.15	.15	.15
Ratio of net expenses to average net assets		.13	.13	.13	.11	.05
Ratio of net investment income to average net assets		4.54	5.20	3.92	2.19	.99
Net assets, end of period ($ x 1,000)		40,106,370	19,632,738	13,272,946	6,368,073	163,283

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				Year Ended April 30,
Dreyfus Institutional Cash Advantage Plus Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.046	.052	.038	.018	.010
Distributions:	Dividends from investment income — net	(.046)	(.052)	(.038)	(.018)	(.010)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.74	5.31	3.86	1.80	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.15	.15	.15	.15	.15
Ratio of net expenses to average net assets		.13	.13	.13	.11	.05
Ratio of net investment income to average net assets		4.48	5.19	3.85	1.95	1.00
Net assets, end of period ($ x 1,000)		4,249,274	2,140,560	2,409,207	1,604,461	163,283

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The Funds 9

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Account Information

ACCOUNT POLICIES

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Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses.

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Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the NewYork Stock Exchange or the transfer agent (as on Good Friday) is open for regular business.An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

10

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Institutional Advantage	$250,000,000*	none
shares

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*	The minimum initial investment in Institutional Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund and any Dreyfus Cash Management Fund listed below (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds and the Dreyfus Cash Management Funds identified below.

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The Dreyfus Cash Management Funds include:

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  Dreyfus California AMT-Free Municipal Cash Management
  Dreyfus Cash Management
  Dreyfus Cash Management Plus, Inc.
  Dreyfus Government Cash Management
  Dreyfus Government Prime Cash Management
  Dreyfus Municipal Cash Management Plus
  Dreyfus New York Municipal Cash Management
  Dreyfus Tax Exempt Cash Management
  Dreyfus Treasury & Agency Cash Management
  Dreyfus Treasury Prime Cash Management
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Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 11

ACCOUNT POLICIES (continued)

General policies

Unless an investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone or online order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

12

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the shareholder holds fund shares through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to investors as qualified dividends and capital gains, respectively.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in a fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

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An investor may purchase, in exchange for Institutional Advantage shares of a fund, Institutional Advantage shares of the other fund, or Institutional shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus.These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

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Dreyfus Auto-Exchange privilege

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Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional Advantage shares of a fund, in Institutional Advantage shares of the other fund or Institutional shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

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Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 13

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INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York Mellon,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York Mellon, with these instructions:	• ABA# 021000018
• ABA# 021000018	• DDA# 8900480025
• DDA# 8900480025	• fund name:
• fund name:	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Fund
Cash Advantage Fund	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Plus Fund
Cash Advantage Plus Fund	• the share class
• the share class	• account number
• account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

14

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select
number for your records.	• account number	from multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 15

NOTES

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Series of Dreyfus Institutional Cash Advantage Funds

SEC file number: 811-21075

To obtain information:

By telephone
Call your Dreyfus Investments Division representative
or 1-800-346-3621
By E-mail Access Dreyfus Investments Division
at www.dreyfus.com. You can obtain product information and
E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

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On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com
You can also obtain copies, after paying a duplicating fee,
by visiting the SEC’s Public Reference Room in Washington, DC
(for information, call 1-202-551-8090) or by E-mail request to
publicinfo@sec.gov, or by writing to the SEC’s Public Reference
Section, Washington, DC 20549-0102.


More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

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ICA-P0908IST

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Dreyfus Institutional Cash Advantage Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS September 1, 2008

Investor Advantage Shares

Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Cash Advantage Plus Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds

Introduction	1
Dreyfus Institutional Cash Advantage Fund
Goal/Approach	2
Main Risks	2
Past Performance	3
Expenses	4
Dreyfus Institutional Cash Advantage Plus Fund
Goal/Approach	5
Main Risks	5
Past Performance	6
Expenses	7
Management	8
Financial Highlights	9

Account Information

Account Policies	10
Distributions and Taxes	13
Services for Fund Investors	13
Instructions for Account Transactions	14

For More Information

See back cover.

The Funds

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Cash Advantage Plus Fund

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Institutional Cash Advantage Fund

Ticker Symbol: DIVXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their sub- sidiaries or branches repurchase agreements, including tri-party repur- chase agreements domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest asset-backed securities

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Investor Advantage shares of the fund. The bar chart shows the performance of the fund’s Investor Advantage shares from year to year. The table shows the average annual total returns of the fund’s Investor Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

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Best Quarter:	Q3 ’07	+1.27%
Worst Quarter:	Q2 ‘04	+0.17%

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The year-to-date total return for Investor Advantage shares of the fund as of 6/30/08 was 1.59%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

5.04%	2.92%	2.75%


Institutions may call toll-free 1-800-346-3621 for the current yield for Investor Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

Dreyfus Institutional Cash Advantage Fund 3

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND (continued)

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Investor Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.25%
Other expenses			0.05%

Total			0.40%

Expense example
1 Year	3 Years	5 Years	10 Years

$41	$128	$224	$505

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.38% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor Advantage shares, servicing shareholder accounts and advertising and marketing related to Investor Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Investor Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor Advantage shares, over time it will increase the cost of an investment in Investor Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Investor Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

4

Dreyfus Institutional

Cash Advantage Plus Fund

Ticker Symbol: DIAXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


Dreyfus Institutional Cash Advantage Plus Fund 5

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Investor Advantage shares of the fund. The bar chart shows the performance of the fund’s Investor Advantage shares from year to year. The table shows the average annual total returns of the fund’s Investor Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q4 ’06	+1.27%
Worst Quarter:	Q2 ‘04	+0.17%

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The year-to-date total return for Investor Advantage shares of the fund as of 6/30/08 was 1.54%.


Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(6/3/02)

5.02%	2.91%	2.75%


Institutions may call toll-free 1-800-346-3621 for the current yield for Investor Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

6

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Investor Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.25%
Other expenses			0.05%

Total			0.40%

Expense example
1 Year	3 Years	5 Years	10 Years

$41	$128	$224	$505

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.38% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor Advantage shares, servicing shareholder accounts and advertising and marketing related to Investor Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Investor Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor Advantage shares, over time it will increase the cost of an investment in Investor Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Investor Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

Dreyfus Institutional Cash Advantage Plus Fund 7

MANAGEMENT Investment adviser

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The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $308 billion in approximately 177 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.08% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s semiannual report for the fiscal period ended October 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the funds to those intermediaries. Because those pay-

ments are not made by you or the funds, the funds’ total expense ratios will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Investor Advantage shares for the fiscal periods indicated.“Total Return” shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst &Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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			Year Ended April 30,
Dreyfus Institutional Cash Advantage Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.045	.049	.035	.015	.007
Distributions:	Dividends from investment income — net	(.045)	(.049)	(.035)	(.015)	(.007)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.55	5.05	3.61	1.55	.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.40	.40	.40	.40	.40
Ratio of net expenses to average net assets		.38	.38	.38	.36	.30
Ratio of net investment income to average net assets		4.36	4.97	3.57	1.94	.74
Net assets, end of period ($ x 1,000)		133,758	116,407	35,246	54,230	25

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			Year Ended April 30,
Dreyfus Institutional Cash Advantage Plus Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.048	.035	.015	.007
Distributions:	Dividends from investment income — net	(.044)	(.048)	(.035)	(.015)	(.007)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.48	5.05	3.61	1.55	.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.40	.40	.40	.40	.40
Ratio of net expenses to average net assets		.38	.38	.38	.36	.30
Ratio of net investment income to average net assets		4.46	4.74	3.60	1.70	.75
Net assets, end of period ($ x 1,000)		29	28	27	26	25

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The Funds 9

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Account Information

ACCOUNT POLICIES

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Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses.

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Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the NewYork Stock Exchange or the transfer agent (as on Good Friday) is open for regular business.An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

10

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Investor Advantage	$250,000,000*	none
shares

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*	The minimum initial investment in Investor Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund and any Dreyfus Cash Management Fund listed below (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds and the Dreyfus Cash Management Funds identified below.

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The Dreyfus Cash Management Funds include:

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  Dreyfus California AMT-Free Municipal Cash Management
  Dreyfus Cash Management
  Dreyfus Cash Management Plus, Inc.
  Dreyfus Government Cash Management
  Dreyfus Government Prime Cash Management
  Dreyfus Municipal Cash Management Plus
  Dreyfus New York Municipal Cash Management
  Dreyfus Tax Exempt Cash Management
  Dreyfus Treasury & Agency Cash Management
  Dreyfus Treasury Prime Cash Management
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Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 11

ACCOUNT POLICIES (continued)

General policies

Unless an investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone or online order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

12

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the shareholder holds fund shares through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to investors as qualified dividends and capital gains, respectively.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in a fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

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An investor may purchase, in exchange for Investor Advantage shares of a fund, Investor Advantage shares of the other fund or Investor shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

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Dreyfus Auto-Exchange privilege

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Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor Advantage shares of a fund, in Investor Advantage shares of the other fund or Investor shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

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Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 13

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York Mellon,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York Mellon, with these instructions:	• ABA# 021000018
• ABA# 021000018	• DDA# 8900480025
• DDA# 8900480025	• fund name:
• fund name:	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Fund
Cash Advantage Fund	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Plus Fund
Cash Advantage Plus Fund	• the share class
• the share class	• account number
• your account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

14

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select
number for your records.	• account number	from multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 15

NOTES

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Series of Dreyfus Institutional Cash Advantage Funds

SEC file number: 811-21075

To obtain information:

By telephone
Call your Dreyfus Investments Division representative or
1-800-346-3621
By E-mail Access Dreyfus Investments Division at
www.dreyfus.com. You can obtain product information and
E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:

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SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

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ICA-P0908INV

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Dreyfus Institutional Cash Advantage Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS September 1, 2008

Participant Advantage Shares

Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Cash Advantage Plus Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON ASSET MANAGEMENT

Dreyfus

Contents

The Funds

Introduction	1
Dreyfus Institutional Cash Advantage Fund
Goal/Approach	2
Main Risks	2
Past Performance	3
Expenses	4
Dreyfus Institutional Cash Advantage Plus Fund
Goal/Approach	5
Main Risks	5
Past Performance	6
Expenses	7
Management	8
Financial Highlights	9

Account Information

Account Policies	10
Distributions and Taxes	13
Services for Fund Investors	13
Instructions for Account Transactions	14

For More Information

See back cover.

The Funds

DREYFUS INSTITUTIONAL
CASH ADVANTAGE FUNDS
Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Institutional Cash Advantage Fund

Ticker Symbol: DPTXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their sub- sidiaries or branches repurchase agreements, including tri-party repur- chase agreements domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest asset-backed securities

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement
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Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Participant Advantage shares of the fund. The bar chart shows the performance of the fund’s Participant Advantage shares from year to year. The table shows the average annual total returns of the fund’s Participant Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

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Best Quarter:	Q3 ’07	+1.23%
Worst Quarter:	Q2 ’04	+0.13%

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The year-to-date total return for Participant Advantage shares of the fund as of 6/30/08 was 1.52%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

4.89%	2.76%	2.60%

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Institutions may call toll-free 1-800-346-3621 for the current yield for Participant Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

Dreyfus Institutional Cash Advantage Fund 3

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND (continued)

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Participant Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.40%
Other expenses			0.05%

Total			0.55%

Expense example
1 Year	3 Years	5 Years	10 Years

$56	$176	$307	$689

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee and reimbursed certain other fund expenses, pursuant to an undertaking, reducing total expenses to 0.51%. This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant Advantage shares, servicing shareholder accounts and advertising and marketing related to Participant Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Participant Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant Advantage shares, over time it will increase the cost of an investment in Participant Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Participant Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

4

Dreyfus Institutional

Cash Advantage Plus Fund

Ticker Symbol: DPVXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

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To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

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  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement
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Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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Dreyfus Institutional Cash Advantage Plus Fund 5

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Participant Advantage shares of the fund. The bar chart shows the performance of the fund’s Participant Advantage shares from year to year. The table shows the average annual total returns of the fund’s Participant Advantage shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q4 ’06	+1.23%
Worst Quarter:	Q2 ’04	+0.13%

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The year-to-date total return for Participant Advantage shares of the fund as of 6/30/08 was 1.47%.

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Average annual total returns as of 12/31/07

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		Since
		inception
1 Year	5 Years	(6/3/02)

4.86%	2.76%	2.59%

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Institutions may call toll-free 1-800-346-3621 for the current yield for Participant Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

6

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for Participant Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.10%
Rule 12b-1 fee			0.40%
Other expenses			0.05%

Total			0.55%

Expense example
1 Year	3 Years	5 Years	10 Years

$56	$176	$307	$689

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

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Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in other aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses. For the fiscal year ended April 30, 2008, Dreyfus waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.53% . This undertaking was voluntary.

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From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant Advantage shares, servicing shareholder accounts and advertising and marketing related to Participant Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Participant Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant Advantage shares, over time it will increase the cost of an investment in Participant Advantage shares and could cost investors more than paying other types of sales charges.

Other expenses: as to the fund’s Participant Advantage shares, under its management agreement with Dreyfus, the fund only pays the management fee, an administration fee of 0.05% payable to Dreyfus, Rule 12b-1 fees, and certain other expenses described above.

Dreyfus Institutional Cash Advantage Plus Fund 7

MANAGEMENT Investment adviser

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The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $308 billion in approximately 177 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.08% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the fiscal period ended October 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the funds to those intermediaries. Because those pay-

ments are not made by you or the funds, the funds’ total expense ratios will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Participant Advantage shares for the fiscal periods indicated. “Total Return” shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-

tributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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				Year Ended April 30,
Dreyfus Institutional Cash Advantage Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.043	.048	.034	.014	.006
Distributions:	Dividends from investment income — net	(.043)	(.048)	(.034)	(.014)	(.006)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.40	4.90	3.45	1.39	.60

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.55	.55	.55	.55
Ratio of net expenses to average net assets		.51	.53	.53	.51	.45
Ratio of net investment income to average net assets		3.99	4.82	3.40	1.79	.59
Net assets, end of period ($ x 1,000)		155,088	12,011	27	26	25

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				Year Ended April 30,
Dreyfus Institutional Cash Advantage Plus Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.042	.048	.034	.014	.006
Distributions:	Dividends from investment income — net	(.042)	(.048)	(.034)	(.014)	(.006)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.32	4.89	3.46	1.39	.60

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.55	.55	.55	.55	.55
Ratio of net expenses to average net assets		.53	.53	.53	.51	.45
Ratio of net investment income to average net assets		4.23	4.78	3.45	1.55	.60
Net assets, end of period ($ x 1,000)		29	28	27	26	26

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The Funds 9

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Account Information

ACCOUNT POLICIES

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Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses.

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Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the NewYork Stock Exchange or the transfer agent (as on Good Friday) is open for regular business.An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

10

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Participant Advantage	$250,000,000*	none
shares

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*	The minimum initial investment in Participant Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund and any Dreyfus Cash Management Fund listed below (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds and the Dreyfus Cash Management Funds identified below.

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Dreyfus Cash Management Funds include:

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  Dreyfus California AMT-Free Municipal Cash Management
  Dreyfus Cash Management
  Dreyfus Cash Management Plus, Inc.
  Dreyfus Government Cash Management
  Dreyfus Government Prime Cash Management
  Dreyfus Municipal Cash Management Plus
  Dreyfus New York Municipal Cash Management
  Dreyfus Tax Exempt Cash Management
  Dreyfus Treasury & Agency Cash Management
  Dreyfus Treasury Prime Cash Management
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Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 11

ACCOUNT POLICIES (continued)

General policies

Unless an investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone or online order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

12

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the shareholder holds fund shares through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to investors as qualified dividends and capital gains, respectively.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in a fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

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An investor may purchase, in exchange for Participant Advantage shares of a fund, Participant Advantage shares of the other fund or Participant shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

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Dreyfus Auto-Exchange privilege

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Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Advantage shares of a fund, in Participant Advantage shares of the other fund or Participant shares of any Dreyfus Cash Management Fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

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Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 13

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York Mellon,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York Mellon, with these instructions:	• ABA# 021000018
• ABA# 021000018	• DDA# 8900480025
• DDA# 8900480025	• fund name:
• fund name:	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Fund
Cash Advantage Fund	• Dreyfus Institutional
• Dreyfus Institutional	Cash Advantage Plus Fund
Cash Advantage Plus Fund	• the share class
• the share class	• account number
• account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
• account number
Return your application with the account
number on the application.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

14

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select
number for your records.	• account number	from multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 15

NOTES

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Series of Dreyfus Institutional Cash Advantage Funds

SEC file number: 811-21075

To obtain information:

By telephone
Call your Dreyfus Investments Division representative
or 1-800-346-3621
By E-mail Access Dreyfus Investments Division
at www.dreyfus.com. You can obtain product information and
E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:

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SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each Dreyfus money market fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

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ICA-P0908PAR

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_______________________________________________________________________________

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND

(FOR INSTITUTIONAL ADVANTAGE SHARES, ADMINISTRATIVE ADVANTAGE SHARES,
INVESTOR ADVANTAGE SHARES AND PARTICIPANT ADVANTAGE SHARES)

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 1, 2008

_______________________________________________________________________________

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the relevant class of shares of Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund, each a separate series (each, a "Fund" and collectively, the "Funds") of Dreyfus Institutional Cash Advantage Funds (the "Company"), dated September 1, 2008, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please contact your financial adviser, or write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621
In New York State -- Call 1-718-895-1650

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Company at the above address or call toll free 1-800-554-4611 to obtain a copy of the Prospectus.

     The most recent Annual Report and/or Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Massachusetts business trust that commenced operations on June 3, 2002. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

     U.S. Government Securities. Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. Each Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Each Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. A Fund would not own more than one such CD per such issuer.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Fund generally are, among other things, required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by a Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. Each Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which each Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

     Floating and Variable Rate Obligations. Each Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Asset-Backed Securities. Each Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Each Fund's custodian or sub-custodian employed in connection with tri-party repurchase agreement transactions will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (“SEC”) to be loans by the Fund that enters into the repurchase agreement. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Each Fund may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the Investment Company Act of 1940, as amended (the "1940 Act")) or collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act.

Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P, and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Foreign Government Obligations; Securities of Supranational Entities. Each Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and

Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Illiquid Securities. Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

     Borrowing Money. Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow an amount up to 33-1/3 of the value of its total assets. Each Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Institutional Cash Advantage Plus Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

     Reverse Repurchase Agreements. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

     Forward Commitments. Each Fund may purchase portfolio securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when a Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitment.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     Lending Portfolio Securities. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or other high quality liquid debt securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

Certain Investment Considerations and Risks

     General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. To the extent a Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. Each Fund may invest in dollar-denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, the Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Simultaneous Investments. Investment decisions for each Fund are made independently from those of the other Fund and other investment companies advised by the Manager. If, however, the other Fund or such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Company has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Fund's Board members at any time. Neither Fund may:

1.	Invest in commodities.

2.	Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund's total assets.

3.	Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

4.	Purchase or sell securities on margin.

5.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

6.	Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7.	Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

8.	Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.

9.	Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

10.	Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

11.	Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when- issued or forward commitment basis.

12.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

     The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York Mellon	Custodian

Board Members of the Company1

     Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (2002)
Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national market of
paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Sunair Services Corporation, a provider of certain
outdoor-related services to home and business,
Director
Clifford L. Alexander, Jr. (74)	President of Alexander &	Mutual of America Life Insurance Company,
Board Member (2002)	Associates, Inc., a management	Director
consulting firm (January 1981 –
present)
Chairman of the Board of Moody's
Corporation (October 2000 -
October 2003)
David W. Burke (72)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member (2003)

Whitney I. Gerard (73)	Partner of Chadbourne & Parke LLP	None
Board Member (2003)

George L. Perry (74)	Economist and Senior Fellow at	None
Board Member (2003)	Brookings Institution

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of each Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of each Fund's financial statements, the Company's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Board member of the Company. The function of the evaluation committee is to assist in valuing the Funds' investments. The audit committee met four times during the fiscal year ended April 30, 2008. The compensation committee, nominating committee and evaluation committee had no meetings during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2007.

Aggregate Holding of Funds
		Dreyfus Institutional	in the Dreyfus Family of
	Dreyfus Institutional	Cash Advantage	Funds for which Responsible
Name of Board Member	Cash Advantage Fund	Plus Fund	as a Board Member

Joseph S. DiMartino	None	None	Over $100,000
Clifford L. Alexander, Jr.	None	None	Over $100,000
David W. Burke	None	None	Over $100,000
Whitney I. Gerard	None	None	Over $100,000
George L. Perry	None	None	None

     As of December 31, 2007, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Effective July 1, 2007, the Company pays its Board members its allocated portion of an annual retainer of $80,000 and a fee of $10,000 per in-person meeting ($1,000 per telephone meeting) attended for the Company and thirteen other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds (with a minimum of $5,000 per in-person meeting if the meeting is for fewer than all of such other funds), and reimburses them for their expenses. Prior to July 1, 2007, the annual retainer and per meeting attendance fee were $60,000 and $7,500, respectively (with a minimum of $500 per meeting and per telephone meeting attended). The Chairman of the Board receives an additional 25% of such compensation. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member with respect to the Company for the fiscal year ended April 30, 2008 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2007, were as follows:

		Total Compensation From the
	Aggregate Compensation	Company and Fund Complex
Name of Board Member	From the Company*	Paid to Board Member(**)
Joseph S. DiMartino	$92,953	$819,865 (196)
Clifford L. Alexander, Jr.	$74,361	$235,000 (67)
Lucy Wilson Benson+	$48,509	$111,661 (35)
David W. Burke	$74,361	$347,479 (105)
Whitney I. Gerard	$74,361	$120,783 (35)

		Total Compensation From the
	Aggregate Compensation	Company and Fund Complex
Name of Board Member	From the Company*	Paid to Board Member(**)
Arthur A. Hartman++	$26,976	$41.750 (33)

George L. Perry	$74,361	$115,500 (33)

* The compensation payable to each Board member was paid by the Manager, not the Company. See "Management Arrangements."

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.

+ Emeritus Board member as of August 25, 2007.

++ Emeritus Board member as of March 12, 2006.

Officers of the Company

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chair and a Director of the Manager and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. He is 59 years old, and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a Director of the the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1998 until 2004.

J. CHARLES CARDONA, Executive Vice President since April 2002. President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Investments Division, a division of the Distributor, and an officer of 12 investment companies (comprised of 17 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since April 2002. Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager –Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1982.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager - Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 173 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 177 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

     The Company's Board members and officers, as a group, owned less than 1% of each Fund's outstanding shares as of August 7, 2008. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of August 7, 2008.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides investment management services pursuant to a Management Agreement (the "Management Agreement") between the Company and the Manager. As to each Fund, the Management Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Management Agreement is terminable without penalty, on 60 days' notice, by the Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Management Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President - Corporate Communications; Jill Gill, Vice President - Human Resources; Anthony Mayo, Vice President - Information Systems; Theodore A. Schachar, Vice President - Tax; John E Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III and Scott E. Wennerholm, director.

     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Funds' portfolio managers are Bernard W. Kiernan Jr., Patricia A. Larkin, James G. O'Connor and Thomas S. Riordin. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager.

     The Funds, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to such Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Code of Ethics subjects the personal securities transactions of the Manager’s employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Company and furnishes statistical and research data, clerical help, data processing, and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the investment management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers, and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     All expenses incurred in the operation of the Company are borne by the Manager, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested Board members and of independent counsel to the Company and to the non-interested Board members, and extraordinary expenses.

     As compensation for the Manager's services under the Management Agreement, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. The Manager has agreed to reduce its management fee in an amount equal to the accrued fees and expenses of the non-interested Board members, and the fees and expenses of independent counsel to the Company and to the non-interested Board members.

     For the fiscal years ended April 30, 2006, 2007 and 2008, the management fees payable by each Fund to the Manager, the amounts waived by the Manager and the net fees paid by the Fund were as follows:

		Management Fees Payable
Fund	2008	2007	2006
Dreyfus Institutional Cash	$30,040,241	$22,572,105	$11,427,548
Advantage Fund
Dreyfus Institutional Cash	$3,317,471	$2,615,518	$1,626,211
Advantage Plus Fund

		Reduction in Fees
Fund	2008	2007	2006
Dreyfus Institutional Cash	$6,023,834	$4,514,421	$2,285,810
Advantage Fund
Dreyfus Institutional Cash	$663,494	$523,104	$325,242
Advantage Plus Fund

		Net Fees Paid
Fund	2008	2007	2006
Dreyfus Institutional Cash	$24,016,407	$18,057,684	$9,141,738
Advantage Fund
Dreyfus Institutional Cash	$2,653,977	$2,912,414	$1,300,969
Advantage Plus Fund

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Administrator. The Manager also serves as administrator for the Funds pursuant to an Administration Agreement with the Company. Pursuant to the Administration Agreement, the Manager supplies accounting and bookkeeping services, internal auditing and legal services, internal executive and administrative services, prepares reports to shareholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities, and calculates the net asset value of Fund shares. As to each Fund, the Administration Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Administration Agreement is terminable without penalty on 60 days' notice by the Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. The Administration Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of 0.05% of the value of each Fund's average daily net assets.

     For the fiscal years ended April 30, 2006, 2007 and 2008, the administration fees paid by each Fund to the Manager were as follows:

		Administration Fees Payable
Fund	2008	2007	2006
Dreyfus Institutional Cash	$15,020,120	$11,286,052	$5,713,774
Advantage Fund
Dreyfus Institutional Cash	$1,658,735	$1,307,759	$813,105
Advantage Plus Fund

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, BNY Mellon Funds Trust and the Mellon Institutional Funds. Before June 30, 2007, the Distributor was known as "Dreyfus Service Corporation."

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by you or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agents. Cash compensation also may be paid from the Manager's or the Distributor's own resource to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York Mellon (the "Custodian"), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records.

HOW TO BUY SHARES

     Each Fund offers four classes of shares--Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plans." Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

     The Company reserves the right to reject any purchase order. The Company will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. Securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

     The Funds are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant

Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

     The minimum initial investment for a Fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other Fund or any Dreyfus Cash Management fund listed in the Prospectus under "Account Policies"; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of funds to reach a future aggregate level of investment of $250,000,000 among the Funds and the Dreyfus Cash Management funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Company, investors should call Dreyfus Investments Division at one of the telephone numbers listed on the cover.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other entity authorized to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

     Each Fund's net asset value per share is determined three times daily: as of 12:00 Noon, 5:00 p.m. and 8:00 p.m., on each day the New York Stock Exchange or the Transfer Agent is open for regular business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

     As to each Fund, orders placed with Dreyfus Investments Division prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

     Orders effected through an automated interface or trading system after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the Custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than an automated interface or trading system, will become effective on the following business day.

All times are Eastern time.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

SERVICE PLAN
(ADMINISTRATIVE ADVANTAGE SHARES, INVESTOR ADVANTAGE SHARES AND
PARTICIPANT ADVANTAGE SHARES ONLY)

     Rule 12b-1 under the 1940 Act (the "Rule") provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Service Plan") with respect to each Fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Administrative Advantage shares, Investor Advantage shares or Participant Advantage shares with a consolidated statement. The Service Agent generally also will provide the holders of Investor Advantage shares or Participant Advantage shares checkwriting privileges and, in the case of Participant Advantage shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA") , and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Company's Board believes that there is a reasonable likelihood that the Service Plan will benefit each Fund and the holders of its Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares.

     A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Advantage shares, Investor Advantage shares, or Participant Advantage shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the

Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Service Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. As to the relevant Class of shares of a Fund, the Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

     Set forth below are the amounts paid pursuant to the Service Plan by each indicated Fund, with respect to its Administrative Advantage, Investor Advantage and Participant Advantage shares, to the Distributor for the fiscal year ended April 30, 2008:

Total Amount Paid
Pursuant to
Fund and Class	Service Plan

Dreyfus Institutional Cash Advantage Fund
- Administrative Advantage shares	$718,960
- Investor Advantage shares	$190,355
- Participant Advantage shares	$356,894

Dreyfus Institutional Cash Advantage Plus Fund
- Administrative Advantage shares	$3,994
- Investor Advantage shares	$87
- Participant Advantage shares	$115

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for shares on the same or next business day after receipt by Dreyfus Investments Division or other authorized entity of a redemption request in proper form, except as provided under the 1940 Act (as described in the Funds' Prospectus).

     For each Fund, if a redemption request is received in proper form, it will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized agent by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., but prior to 8:00 p.m., will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

All times are Eastern time.

     Wire Redemption Privilege. By using this privilege, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve.

     Redemption Through Compatible Automated Facilities. Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Investments Division at one of the telephone numbers listed on the cover of this Statement of Additional Information to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.

     Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize each Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

     The extent of any deviation between a Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are currently scheduled to be closed are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of the other Fund or for shares of a corresponding class of any Dreyfus Cash Management fund listed in the Prospectus under "Account Policies." To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Investments Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of the other Fund or shares of a corresponding class of any Dreyfus Cash Management fund listed in the Prospectus under "Account Policies," if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Company reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended April 30, 2008. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Each Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for regular business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.

Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional shares of the Fund at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities,

and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds.

Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund's transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     Neither Fund paid any brokerage commissions during the fiscal years ended April 30, 2006, 2007 and 2008.

     Each Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each regular broker or dealer whose securities were acquired by a Fund during the fiscal year ended April 30, 2008, the issuer of the securities and the aggregate value per issuer, as of April 30, 2008, of such securities:

		Aggregate
		Value Per
Fund	Name of Regular Broker Dealer	Issuer

Dreyfus Institutional Cash
Advantage Fund	Barclays Global Investors Services	$1,737,737,000
	Merrill Lynch & Co. Inc.	$1,692,000,000
	Deutsche Bank Securities Inc.	$1,600,000,000
	Credit Suisse Securities (USA) Inc.	$1,600,000,000
	Lehman Brothers Inc.	$1,117,825,000
	HSBC Securities (USA) Inc.	$800,000,000
	Banc of America Securities Inc.	$750,000,000
	Morgan Stanley	$439,544,000
Dreyfus Institutional Cash
Advantage Plus Fund
	Barclays Global Investors Services	$50,000,000
	Credit Suisse Securities (USA)	$100,000,000
	Merrill Lynch & Co. Inc.	$190,000,000
	Deutsche Bank Securities Inc.	$100,000,000
	Morgan Stanley	$31,750,000
	Lehman Brothers Inc.	$100,000,000

Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, may publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings. Fund's may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund's custodian, registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

INFORMATION ABOUT THE COMPANY AND FUNDS

     Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Company or its Board members. The Trust Agreement provides for indemnification from a Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote.

Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Funds.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. Thus, a shareholder of one Fund is not deemed to be a shareholder of the other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

     To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of a Fund, and all assets in which such consideration is invested, will belong to that Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund will be treated separately from those of the other Fund. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect any interest of such Fund. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

Each Fund will send annual and semi-annual financial statements to all its shareholders.

     The following persons are known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of August 7, 2008. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Dreyfus Institutional Cash Advantage Fund
Banc of America Securities LLC	39.9995% (Administrative Advantage
Money Market Funds Omnibus	shares)
Charlotte, NC 28255-0001	10.5683% (Institutional Advantage shares)
46.0705% (Investor Advantage shares)

Amalgamated Bank	30.8561% (Administrative Advantage
New York, NY 10003	shares)

Wachovia Capital Markets LLC	16.4148% (Administrative Advantage
Charlotte, NC 28262-8537	Shares)
5.7% (Investor Advantage shares)

Land America Exchange Company	5.1528% (Administrative Advantage
Glen Allen, VA 23060-9266	Shares)

Mare & Co.	13.431% (Institutional Advantage Shares)
c/o The Bank of New York Mellon	732.8129% (Investor Advantage Shares_
Syracuse, NY 13057-1382

Chicago Mercantile Exchange	9.2091% (Institutional Advantage Shares)
Chicago, IL 60606-7499

Jefferies & Company Inc.	75.4618% (Participant Advantage shares)
For the Benefit of our Customers
Jersey City, NJ 07302-3885

Wachovia Capital Markets	16.5752% (Investor Advantage Shares)
Charlotte, NC 28262-8522	6.2896% (Participant Advantages Shares)

Mellon Bank NA Escrow Agent	16.7567% (Participant Advantages Shares)
Pittsburgh, PA 15219-2536

Bost & Co.	7.358% (Institutional Advantage shares)
c/o Mellon Financial Corp.
Pittsburgh, PA 15259-0001

Dreyfus Institutional Cash Advantage Plus Fund

MBC Investments Corporation	100% (Participant Advantage shares)
c/o Mellon Financial Corporation	100% (Investor Advantage shares)
Greenville, DE 19807-2029

Banc of America Securities LLC	97.8395% (Administrative Advantage Shares)
Money Market Funds Omnibus
Charlotte, NC 28255-0001

BSDT Mellon Securities Lending	81.5811% (Institutional Advantage shares)
Pittsburgh, PA 15259-0001

Bear Stearns & Co.	58.2% (Administrative Advantage shares)
Brooklyn, NY 11201-3870	6.2896% (Institutional Advantage shares)

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for the Company.

APPENDIX

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Bank Watch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, Bank Watch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks long and short-term ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

PART C. OTHER INFORMATION
_______________________________

Item 23.	Exhibits

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-1A, filed on May 24, 2002.

(b)	Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit (b)
of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on
August 25, 2006.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective
Amendment No. 2 to the Registration Statement on Form N-1A, Filed on August 25, 2004
(“Post-Effective Amendment No. 2”).

(e)(1)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective
Amendment No. 2.

(e)(2)	Forms of Service Agreement is incorporated by reference to Exhibit (e) of Post-Effective
Amendment No. 5 to the Registration Statement on Form N-1A, Filed on August 28, 2007
(“Post-Effective Amendment No. 5”).

(e)(3)	Form of Supplemental Service Agreement is incorporated by reference to Exhibit (e) of
Post-Effective Amendment No. 5.

(g)	Amended and Restated Custody Agreement.*

(h)(1)	Administration Agreement is incorporated by reference to Exhibit (h) of Post-Effective
Amendment No. 2.

(h)(2)	Amended and Restated Transfer Agency Agreement.*

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on
May 24, 2002.

(j)	Consent of Independent Registered Public Accounting Firm.*

(m)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 24,
2002.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A, filed on May 24, 2002.

(p)	Code of Ethics adopted by Registrant.*

_______________ * Filed herewith.

Other Exhibits

(a)	Power of Attorney of certain officers of the Registrant is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 5.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other
Exhibit (b) of Post-Effective Amendment No. 3 to the Registration
Statement on Form N-1A, filed on August 24, 2005.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office.

Reference is hereby made to the following:

Article VIII of the Registrant's Declaration of Trust and any amendments thereto, Article 10 of Registrant's Amended and Restated Bylaws and Section 1.11 of the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

_______________ * Filed herewith.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Director		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07

Diane P. Durnin	None
Vice Chair and Director

Jonathan Little	BNY Mellon Asset Management International	Director	9/03 - Present
Chair of the Board	Holdings Limited
London, England

	BNY Mellon Asset Management International	Director	8/00 – Present
Limited
London, England

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

	Mellon Ahli Section Fund Limited	Director	3/06 - Present
Cayman Islands

	Mellon Global Alternative Investments Limited	Director	5/02 - Present
London, England

	Mellon International Limited	Director	5/05 - Present
London, England

	Mellon JV Limited	Director	1/06 – Present
The Bank of New York Mellon Centre
160 Queen Victoria St.
London, England

	Newton Management Limited	Director	2/08 – Present
London, England

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	Standish Mellon Asset Management Company	Manager	10/07 – Present
Chair of the Board	LLC
(continued)	Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Bank of New York Mellon Corporation*****	Senior Executive Vice	7/07 – Present
President

	Walter Scott & Partners Limited	Director	10/06 – Present
Edinburgh, Scotland

	WestLB Mellon Asset Management Holdings	Director	4/06 – Present
Limited
Dusseldorf, Germany

	Mellon Global Investments	Chief Executive Officer	5/02 – Present
	London, England	Director	5/02 – Present

	BNY Mellon Fund Managers Limited+	Director	5/03 – 01/07

	BNY Mellon Asset Management International	Director	9/03 – Present
Holdings Limited +

	Mellon Global Investing Corp. +	Director	5/02 – Present

	Mellon International Investment Corp. +	Director	4/02 – 4/07
		President	4/02 – 4/07

	Mellon Overseas Investment Corp. +	Director	12/02 – Present
		Chairman	4/08 – Present
		Chief Executive Officer	4/08 – Present
		President	4/08 – Present
		Vice President	6/02 – 4/08

	Hamon Investment Group PTE Ltd. +	Director	2/02 – Present

	BNY Mellon AM Latin America S.A.	Director	7/03 – Present
Santiago, Chile

	Mellon Global Funds, plc+	Director	12/00 – 11/07

	BNY Mellon Global Management Ltd. +	Director	11/00 – Present

	BNY Mellon Asset Management Japan Ltd.	Director	6/06 – Present
Toyko, Japan

	Mellon Global Investments Japan Ltd. +	Director	6/02 – Present

	Universal Liquidity Funds, plc+	Director	11/00 – Present

	Pareto Investment Management Ltd.	Director	9/04 – Present
London, England

Jonathan Little	Mellon Global Investments (Asia) Ltd.+	Director	5/01 – Present
Chair of the Board
(continued)

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	BNY Mellon Asset Management Australia	Director	10/02 – 5/07
Limited +
	Mellon Australia Pty Ltd. +	Director	7/02 – Present
	Mellon Alternative Strategies Ltd. +	Director	10/04 – 7/07
	NSP Financial Services Group Pty Ltd. +	Director	12/01 – 08/07
	Kiahan Trading Ltd. +	Director	12/01 – Present
Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer
	BNY Mellon, National Association +	Senior Vice President	7/08 – Present
	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08
	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present
	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England
	Pareto Investment Management Limited	Director	4/08 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/06 - Present
	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers
	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Mellon Capital Management Corporation***	Director	12/06 - Present
	Mellon Equity Associates, LLPP+	Board Member	12/06 – 12/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Phillip N. Maisano	Newton Management Limited	Board Member	12/06 - Present
Director, Vice Chair and	London, England
Chief Investment Officer
(continued)

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	TBC General Partner, LLC*	President	7/03 – 10/05

	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Pareto Partners (NY) ++	Partner Representative	2/00 – Present
Director
(continued)

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLPP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm	Urdang Securities Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
(continued)	Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLPP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07
Chief Operating Officer,
Vice Chair and Director
(continued)

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	The Bank of New York Mellon *****	Executive Vice President	7/08 – Present

	BNY Mellon, National Association +	Executive Vice President	7/08 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 – 6/08

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Service	Treasurer	7/05 – Present
Controller	Organization, Inc.++
(continued)

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Anthony Mayo	None
Vice President –
Information Systems

Theodore A. Schachar	MBSC Securities Corporation++	Vice President – Tax	6/07 – Present
Vice President – Tax

	Dreyfus Service Corporation++	Vice President – Tax	10/96 – 6/07

	MBSC, LLC++	Vice President – Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 – Present
		President	6/99 – Present

	Dreyfus Service Organization, Inc.++	Vice President – Tax	10/96 –
Present

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	Allomon Corporation+	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 –
	Corporation+	Estate and Leases	Present

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 –
		Estate and Leases	Present
	Mellon Holdings, LLC+	Vice President– Real	12/07 –
		Estate and Leases	Present
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Vice President		Estate and Leases
(continued)
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 –
		Estate and Leases	Present
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of August, 2008.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

BY:	/s/J. David Officer*
J. David Officer, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/J. David Officer*	President (Principal Executive	08/27/08

J. David Officer	Officer)

/s/James Windels*	Treasurer (Principal Financial	08/27/08

James Windels	and Accounting Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	08/27/08

Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*	Board Member	08/27/08
Clifford L. Alexander, Jr.

/s/David W. Burke*	Board Member	08/27/08

David W. Burke

/s/Whitney I. Gerard*	Board Member	08/27/08
Whitney I. Gerard

/s/George L. Perry*	Board Member	08/27/08
George L. Perry

*By:	/s/Robert R. Mullery
Robert R. Mullery
Attorney–in–Fact